Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital Commitments [Line Items]
Capital commitments	$ 406	$ 761
1 year
Capital Commitments [Line Items]
Capital commitments	259	428
Joint ventures
Capital Commitments [Line Items]
Capital commitments	29	$ 41
Joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 29